SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	11 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Current:
US Federal
Canada
Total current
Deferred:
US Federal
Canada
Total deferred
Provision for income taxes